Other Assets	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Other Assets	Other Assets
The components of other assets are as follows:

As at Dec. 31	2023	2022
South Hedland prepaid transmission access and distribution costs	60	61
Long-term prepaids and other assets	41	40
Project development costs	35	10
Loans receivable	26	37
Transmission infrastructure	18	16
Total Other assets	180	164

Included in the Consolidated Statements of Financial Position as:
Total current other assets (Note 13)	1	4
Total long-term other assets	179	160
Total Other assets	180	164
South Hedland prepaid transmission access and distribution costs are costs that are amortized on a straight-line basis over the South Hedland PPA contract life.
Long-term prepaids and other assets include the TransAlta Energy Transition Bill commitment and other contractually required prepayments and deposits. As part of the TransAlta Energy Transition Bill signed into law in the State of Washington and the subsequent Memorandum of Agreement ("MOA"), the Company committed to fund US$55 million in total over the remaining life of the Centralia coal plant to support economic and community development, promote energy efficiency and develop energy technologies related to the improvement of the environment. The MOA contains certain provisions for termination and in the event of termination and in certain circumstances, this funding or portion thereof would no longer be required. As of Dec. 31, 2023, the Company has fully funded the commitment.
Project development costs primarily include the pre-construction project costs for projects.
At Dec. 31, 2023, $25 million of the loans receivable (2022 – $37 million) is an unsecured loan related to an advancement by the Company's subsidiary, Kent Hills Wind LP, of the net financing proceeds of the Kent Hills Wind Bond ("KH Bonds"), to its 17 per cent partner. The loan bears interest at 4.55 per cent, with interest payable quarterly. No scheduled principal repayments are required until the maturity date of October 2027. However, repayments may be required for amounts associated with foundation replacement capital expenditures and for operating account funding, as outlined in the amendment made to the KH Bonds. During 2023, the Company received repayments of $12 million that were required as part of the waiver and amendment made to the KH Bonds (2022 - $18 million).
Transmission infrastructure was constructed by the Company and then transferred to a transmission provider upon completion. The balance relates to the Garden Plain and Windrise wind facilities and will be amortized to net earnings (loss) over the useful life of the facilities.